[Vanguard Ship Logo/R/]




Vanguard/(R)/ International Stock
Index Funds

Vanguard Emerging Markets Stock Index Fund



Supplement to the Prospectus Dated February 19, 2008

Effective June 26, 2008, the Fund has reduced its purchase and redemption transaction fees as follows:


                                   Former            New
Fund                               Transaction Fee   Transaction Fee
--------------------------------------------------------------------
Emerging Markets Stock Index Fund  0.50%             0.25%




(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS72A 062008

                                                         [Vanguard Ship Logo/R/]





Vanguard/(R)/ FTSE All-World ex-US
Index Fund



Supplement to the Prospectus Dated February 19, 2008

Effective June 26, 2008, the Fund has eliminated its purchase fee as follows:


                                 Former Purchase    New Purchase
Fund                             Fee                Fee
--------------------------------------------------------------------
FTSE All-World ex-US Index Fund  0.25%              None




(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      PS770FR 062008